NONCONTROLLING INTEREST (Details)	Dec. 31, 2022	May 31, 2022	May 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
NONCONTROLLING INTEREST
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%